Form N-1A Cover	Jun. 28, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 28, 2024
Prospectus Date	Jun. 28, 2024